Convertible Promissory Notes Payable (Details Narrative) (10-K) - USD ($)																													1 Months Ended			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2020	Jul. 24, 2020	Jun. 26, 2020	Jan. 30, 2020	Jan. 07, 2020	Nov. 07, 2019	Oct. 14, 2019	Oct. 06, 2019	Oct. 05, 2019	Oct. 03, 2019	Oct. 03, 2019	Sep. 06, 2019	Aug. 31, 2019	Aug. 30, 2019	Aug. 29, 2019	Aug. 19, 2019	Aug. 16, 2019	Apr. 09, 2019	Jan. 02, 2019	Dec. 27, 2018	Dec. 27, 2018	Dec. 27, 2018	Jun. 18, 2018	Jan. 03, 2018	Sep. 30, 2017	Jun. 30, 2017	Apr. 25, 2017	Mar. 31, 2017	Aug. 10, 2020	Jun. 29, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	May 28, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 13, 2020	Jul. 31, 2020	May 27, 2020	Feb. 29, 2020	Jan. 31, 2020	Oct. 04, 2019	Aug. 31, 2018
Proceeds from convertible promissory note																																			$ 1,912,382	$ 1,938,900	$ 2,588,900	$ 2,497,503
Debt original issue discount				$ 1,287,473																																		6,383
Payments of principal and interest																																					501,041
Proceeds from promissory notes																																			4,479,662	7,791,020	9,280,655	2,409,898
Gain (loss) of debt extinguishment																													$ 237,664			$ 907,447	$ (4,714,751)		7,151,041	39,203,017	39,090,168
Debt put premium																																						385,385
Convertible notes payable																																1,338,961			1,338,961		3,634,344	1,411,876
Notes payable - related party																																					500,000	220,000
Payments of debt issuance costs																																						1,009,714
Aggregate purchase price of warrant																																					(3,620,498)
Warrant exercise price					$ 0.40
Debt conversion price per share					$ 0.40
Initial derivative expense				7,530,095																																	1,017,323	(5,799,282)
Number of share issued for common stock			4,000,000,000													100,000													85,710,419	70,203,889
Cancellation of warrants in exchange of common stock, shares																		600,000
Reduction of interest rate																5.00%
Derivative expense																																					55,037,605
Loss on debt extinguishment																		$ 7,686,000
Cancellation of warrants in exchange of common stock																		$ 7,686,000
Stock price per share																		$ 12.81
Repayment of notes payable																																			2,956,366	9,584,459	10,485,502	2,877,355
Deemed dividend					$ 17,836,244
Embedded conversion option derivative																																					1,953,968
Amortization of debt discounts																																			4,664,605	3,991,061	4,536,366	1,466,847
Gain on derivative liability				8,817,568																												$ 37,826,129	$ (981,244)		(31,835,642)	$ (56,018,849)	(55,841,032)	(5,799,282)
Derivative expenses																																						5,799,282
Gain on derivative																																					240,783
Aggregate derivative expense																																					776,540
Fair value of derivative liabilities				$ 11,381,885																																		$ 838,471
Cumulative-effect on accumulated deficit																			$ 453,086
Reduction in derivative liabilities																																					61,841,708
Derivative liabilities																																					$ 123,795
Debt weighted average interest rate																																					8.50%	21.20%
Warrant Holders [Member]
Percentage of warrant purchase																4.75%
Number of share issued for common stock																240,000
Offering of Equity [Member]
Debt instrument, description																If the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, then the Company will use a portion of the proceeds thereof to repay not less than half of the obligations then outstanding pursuant to the Bellridge Note
Proceeds from promissory notes																$ 4,000,000
Offering of Debt [Member]
Debt instrument, description																If the Company completes an offering of debt which results in gross proceeds to the Company of at least $3,000,000, then the Company will use a portion of the proceeds thereof to repay any remaining obligations then outstanding pursuant to the Bellridge Note
Proceeds from promissory notes																$ 3,000,000
Series B preferred stock [Member]
Number of share issued for common stock		1,000,000																														398,350,000
Warrants [Member]
Debt principal balance														$ 2,469,840
Debt original issue discount														$ 246,984																													$ 262,872
Warrant exercise price					$ 0.40							$ 2.50	$ 3.50																								$ 3.50		$ 2.50
Initial derivative expense															$ 1,017,323
Warrants Purchase					8,644,474							1,383,116		987,940																							987,840		66,667
Warrants proceeds															295,534
Origination fees															61,101
Repayment of notes payable															1,643,367
Conversion of existing notes payable, value															222,854
Deemed dividend												$ 981,548
Embedded conversion option derivative															1,953,968
Amortization of debt discounts															$ 936,645
Warrants [Member] | Subsequent Event [Member]
Warrant exercise price																																									$ 2.50
Warrants Purchase																																									66,667
Warrant Two [Member]
Aggregate purchase price of warrant																																			$ 82,771		$ 82,771
Warrant exercise price																																$ 3.51			$ 3.51		$ 3.51
Warrants Purchase																																66,401			66,401		66,401
Warrants proceeds									$ 150,000
Offering cost																																												$ 1,000,000
Embedded conversion option derivative									123,795
Amortization of debt discounts									$ 67,229
RDW Capital, LLC [Member]
Debt principal balance																									$ 240,000	$ 240,000
Purchase price																									$ 30,000	$ 30,000
Debt instrument interest rate																									12.00%	12.00%
Increased interest rate per month																								24.00%
Advance from lender																										$ 15,000		$ 15,000
Debt instrument, description																									All principal and accrued interest under the note was due six months following the issue date of the note, and was convertible into shares of the Company's common stock, at a conversion price equal to fifty (50%) of the lowest volume-weighted average price for the ten trading days immediately preceding the conversion.
Bellridge Capital, L.P [Member]
Debt principal balance																		$ 2,223,918																			$ 1,813,402	$ 2,497,503
Debt original issue discount																																					0	1,595,627
Debt, maturity date	Apr. 30, 2021																	Aug. 31, 2020
Debt instrument interest rate																		10.00%
Gain (loss) of debt extinguishment																		$ 10,248,000														$ 512,366
Debt conversion price per share	$ 0.02																																							$ 0.02
Convertible debt																		2,497,502																			1,813,402	901,876
Reduction of convertible promissory debt																		$ 1,800,000
Number of restricted common stock issued																		800,000
Beneficial ownership limitation, description																		Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" shall be 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement.
Number of owed shares																		800,000
Percentage for beneficial ownership limitation																		4.99%
Number of share issued for common stock																															100,000
Cancellation of warrants in exchange of common stock, shares																		360,000
Derivative expense																		$ 41,653,345
Loss on debt extinguishment																		1,013,118
Gain on debt extinguishment																		$ 61,841,708
Accrued interest payable																																70,671			$ 70,671		126,740
Bellridge Capital, L.P [Member] | Series B preferred stock [Member]
Number of share issued for common stock																	700,000
Bellridge Capital, L.P [Member] | Common Stock [Member]
Number of share issued for common stock																	700,000
Bellridge Capital, L.P [Member] | Warrants [Member]
Number of restricted common stock issued																				360,000	360,000		360,000
Convertible Debt [Member]
Percentage of warrant purchase																				2.00%	2.00%	2.00%
Warrant exercise price																				$ 100	$ 100	$ 100
Amortization of debt discounts																																					1,184,463	1,139,259
Note, Warrant and Placement Warrant [Member]
Debt original issue discount																							$ 1,487,788
Fair value of embedded conversion option derivatives																							8,326,853
Initial derivative expense																							6,839,065
Notes [Member]
Debt original issue discount								$ 16,667		$ 16,667	$ 16,667
Debt, maturity date								Jan. 03, 2021		Jan. 03, 2021			Nov. 30, 2020
Debt instrument interest rate								10.00%		10.00%	10.00%		10.00%
Debt instrument, description								During the existence of an Event of Default, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of these Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "Amortization Payment"), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Amortization Payments shall be made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment ("Stock Payment"). If the investor requests a Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day period prior to the due date of the Amortization Payment.		During the existence of an Event of Default, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of the October 3 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "October 3 Note Amortization Payment"), are due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the October 3 Notes will be immediately due and payable. The October 3 Note Amortization Payments are made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment (each, an "October 3 Note Stock Payment"). If the investor requests an October 3 Note Stock Payment, the number of shares of common stock issued is based on the amount of the applicable October 3 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the October 3 Note) during the five Trading Day (as defined in the October 3 Note) period prior to the due date of the October 3 Note Amortization Payment.			During the existence of an Event of Default (as defined in the August 2019 Notes), interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of the August 2019 Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "August 2019 Amortization Payment"), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Company's August 2019 Note Amortization Payments due on December 30, 2019 were paid on January 6, 2020 and the Company did not receive any default notice for this late payment. The August 2019 Note Amortization Payments shall be made in cash unless the investor requests payment in the Company's common stock in lieu of a cash payment (an "August 2019 Note Stock Payment"). If the investor requests an August 2019 Note Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable August 2019 Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day (as defined in the August 2019 Notes) period prior to the due date of the August 2019 Amortization Payment.
Proceeds from promissory notes								$ 166,667		$ 166,667
Debt conversion price per share								$ 2.51
Initial derivative expense								$ 56,566
Warrants Purchase										66,401	66,401
Debt payment description								The Note may be prepaid, provided that equity conditions, as defined in the Notes, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 20 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes.		The October 3 Note may be prepaid, provided that certain Equity Conditions, as defined in the October 3 Note, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from October 3, 2019 until and through January 3, 2020, at an amount equal to 105% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest, and (ii) after January 3, 2020, at an amount equal to 115% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, the holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, or (y) exchange its October 3 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the October 3 Note. Except for a Public Offering and October 3 Note Amortization Payments, in order to prepay the October 3 Note, the Company must provide at least 20 days' prior written notice to the holder, during which time the holder may convert the October 3 Note in whole or in part at the conversion price. For avoidance of doubt, the October 3 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the October 3 Note Amortization Payment. In the event the Company consummates a Public Offering while the October 3 Note is outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the October 3 Note.			The Notes may be prepaid, provided that equity conditions, as defined in the Notes, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 20 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes
Debt conversion description								The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date or other date of determination, the lower of: (i) $2.51 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, these Notes shall be convertible at the lower of: (i) $2.51 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion (the "Default Conversion Price").		The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date (as defined in the October 3 Note) or other date of determination, the lower of: (i) $2.51 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default (as defined in the October 3 Note) has occurred, regardless of whether such Event of Default (as defined in the October 3 Note) has been cured or remains ongoing, the October 3 Note are convertible at the lower of: (i) $2.51 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the October 3 Note) during the 20 consecutive Trading Day (as defined in the October 3 Note) period ending and including the Trading Day (as defined in the October 3 Note) immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion			The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date or other date of determination, the lower of: (i) $2.50 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, these Notes shall be convertible at the lower of: (i) $2.50 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion (the "Default Conversion Price").
Amortization of debt discounts													$ 1,225,109																								936,645
Notes [Member] | October 3, 2019 [Member]
Initial derivative expense																																					56,566
Embedded conversion option derivative																																					123,795
Amortization of debt discounts																																					67,229
Derivative expenses																																					56,566
Gain on derivative																																					8,648
Aggregate derivative expense																																					47,918
Notes [Member] | October 14, 2019 And November 7, 2019[Member]
Amortization of debt discounts																																					328,638
Gain on derivative liability																																					21,031
Derivative liabilities																																					328,638
Convertible Notes Payable [Member]
Debt principal balance														$ 629,000																		0			0		1,813,402
Debt original issue discount																																0			0		0
Convertible debt																																0			0		1,813,402
Default interest rate														18.00%
Convertible Notes Payable [Member] | Subsequent Event [Member]
Debt principal balance																																										$ 50,000	$ 693,000
Debt instrument interest rate																																											18.00%
Default interest rate																																										18.00%
Convertible Notes Payable [Member] | August 30, 2019 [Member]
Debt principal balance																																					2,469,840
Debt original issue discount																																					1,811,217
Convertible debt																																					658,623
Convertible Notes Payable [Member] | October 3, 2019 [Member]
Debt principal balance																																					166,667
Debt original issue discount																																					133,333
Convertible debt																																					33,334
Maximum [Member]
Offering cost													$ 1,000,000	$ 1,000,000
Maximum [Member] | Convertible Notes Payable [Member]
Default interest rate														30.00%
Maximum [Member] | Convertible Notes Payable [Member] | Subsequent Event [Member]
Default interest rate																																										30.00%
Red Diamond Partners, LLC [Member]
Percentage of common stock option of lowest VWAP																		65.00%
Debt conversion price per share																		$ 1.50
Red Diamond Partners, LLC [Member] | Convertible Promissory Note [Member]
Payments of principal and interest																																						$ 270,000
Increased interest rate per month																																						18.00%
Red Diamond Partners, LLC And RDW Capital LLC [Member]
Debt principal balance																		$ 510,000														0			0		895,385	$ 510,000
Debt, maturity date																		Dec. 31, 2020
Debt instrument, description																		Repay not less than half of the obligations then outstanding pursuant to the notes if the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, using a portion of the proceeds thereof.
Proceeds from promissory notes																		$ 4,000,000
Gain (loss) of debt extinguishment																		432,589
Debt put premium														$ 385,385				385,385																	0		385,385	0
Reversal of default interest payable																		$ 47,204
Interest expenses														385,385
Convertible notes payable																																0			0		510,000	$ 510,000
Accrued interest payable																																158,141			158,141
Placement Agent [Member]
Cancellation of warrants in exchange of common stock, shares																		240,000
Securities Purchase Agreement [Member]
Proceeds from convertible promissory note																																			2,068,000
Debt original issue discount																																$ 188,000			$ 188,000
Debt instrument interest rate																																10.00%			10.00%
Debt instrument, description																																			During the existence of an Event of Default (as defined in the applicable Q1 2020 Note), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, a "Q1/Q2 2020 Note Amortization Payment"), will be due and payable
Proceeds from promissory notes																																			$ 1,880,000
Aggregate purchase price of warrant														$ 1,225,109
Warrant exercise price					$ 0.40							$ 2.50		$ 3.50
Debt conversion price per share					$ 0.40
Stock price per share												$ 2.50
Warrants Purchase																																827,200			827,200
Debt payment description																																			Notes may be prepaid, provided that Equity Conditions, as defined in the Q1/Q2 2020 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from each Q1/Q2 2020 Note's respective original issuance date until and through the day that falls on the third month anniversary of such original issue date (each a "Q1/Q2 2020 Note 3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest, and (ii) after the applicable Q1/Q2 2020 Note 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, each holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, or (y) exchange its Q1/Q2 2020 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold its Q1/Q2 2020 Note(s). Except for a Public Offering and Q1/Q2 2020 Note Amortization Payments, in order to prepay a Q1/Q2 2020 Note, the Company must provide at least 30 days' prior written notice to the holder thereof, during which time the holder may convert its Q1/Q2 2020 Note in whole or in part at the applicable conversion price. The Q1/Q2 2020 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the Q1/Q2 2020 Note Amortization Payment. In the event the Company consummates a Public Offering while the Q1/Q2 2020 Notes are outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the Q1/Q2 2020 Notes.
Debt conversion description																																			The "Conversion Price" in effect on any Conversion Date (as defined in the applicable Q1/Q2 2020 Note) means, as of any date of determination, $0.40 per share, subject to adjustment as provided herein. If an Event of Default (as defined in the applicable Q1/Q2 2020 Note) has occurred, regardless of whether it has been cured or remains ongoing, the Q1/Q2 2020 Notes are convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the applicable Q1/Q2 2020 Note) during the 20 consecutive Trading Day (as defined in the applicable Q1/Q2 2020 Note) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion.
Deemed dividend					$ 17,836,244							$ 981,548
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Debt instrument, description																																		(i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 30 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes. Mandatory Default Amount" means the sum of (a) (i) 130% of the aggregate of outstanding principal amount of these Notes and the accrued and unpaid interest thereon, including default interest, and (b) all other amounts, costs, expenses and liquidated damages due in respect of these Notes.
Proceeds from promissory notes																																		$ 1,177,341
Debt converted conversion percentage																																		70.00%
Debt conversion price per share																																		$ 0.40
Derivative expense																																		$ 7,117,755
Derivative liabilities																																		$ 8,295,096
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Aggregate purchase price of warrant											$ 82,771
Warrant term										5 years	5 years
Warrant exercise price										$ 3.51	$ 3.51
Debt conversion price per share										$ 2.50	$ 2.50
Securities Purchase Agreement [Member] | Warrants [Member]
Debt original issue discount																																$ 1,287,474			$ 1,287,474
Aggregate purchase price of warrant																																			$ 262,872
Warrant exercise price																																$ 0.40			$ 0.40
Fair value of embedded conversion option derivatives																																$ 8,817,568			$ 8,817,568
Initial derivative expense																																			$ 7,530,095
Warrants Purchase																																827,200			827,200
Securities Purchase Agreement [Member] | Warrants [Member] | Subsequent Event [Member]
Warrant exercise price																																		$ 727,659
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member]
Purchase price																											$ 350,000
Transaction costs																											$ 5,000
Percentage of common stock option of lowest VWAP																											65.00%
Convertible promissory notes default amount																											$ 25,000
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Three Convertible Promissory Notes [Member]
Debt principal balance																											270,000
Proceeds from convertible promissory note																											265,000
Debt original issue discount																											$ 5,000
Debt, maturity date																											Dec. 31, 2018
Debt instrument interest rate																											12.00%
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Maximum [Member]
Debt principal balance																											$ 355,000
Securities Purchase Agreement [Member] | Lender [Member]
Debt principal balance																							2,497,503
Purchase price																							1,665,000
Debt original issue discount																							$ 832,503
Debt, maturity date																						Dec. 18, 2019
Debt instrument interest rate																							10.00%
Payments of debt issuance costs																							$ 177,212
Debt interest monthly payments																						$ 156,219	$ 232,940
Percentage of warrant purchase																							4.75%
Aggregate purchase price of warrant																							$ 100
Warrant term																							2 years
Repayment of loan percentage																																													125.00%
Debt converted conversion percentage																						2.00%
Percentage on membership interests																							100.00%
Proceeds from subsequent offering																							$ 5,000,000
Proceeds from subsequent offering description																							The Company shall use 20% of the gross proceeds of the Subsequent Offering and shall make payment to the Holder of an amount in cash equal to the product of (i) the sum of (x) the then outstanding principal amount of this Note and (y) all accrued but unpaid interest, multiplied by (ii) (x) 110%, if the Prepayment Date is within 90 days of the date hereof the Closing Date (as defined in the Purchase Agreement), or (y) 125%, if the Prepayment Date is after the 90th day following the Closing Date, to which calculated amount the Company shall add all other amounts owed pursuant to this Note, including, but not limited to, all Late Fees and liquidated damages.
Registration rights agreement description																							The Company fails to pay any of these partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum to the Holder, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.
Securities Purchase Agreement [Member] | Lender [Member] | Warrants [Member]
Percentage of warrant purchase																							4.75%
Aggregate purchase price of warrant																							$ 100
Warrant term																							2 years
Securities Purchase Agreement [Member] | Placement Agent [Member]
Payments of debt issuance costs																							$ 120,000
Percentage of warrant purchase																							4.75%
Aggregate purchase price of warrant																							$ 100
Warrant term																							2 years
Convertible Note Agreement [Member]
Debt principal balance																																					500,000
Debt original issue discount																																$ 328,638			$ 328,638		$ 266,400
Debt instrument, description																																					During the existence of an Event of Default, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable
Convertible notes payable																																					$ 233,600
Debt conversion price per share																																$ 2.50			$ 2.50		$ 2.50
Accrued interest payable																																					$ 100,000
Embedded conversion option derivative																																			$ 328,638		328,638
Amortization of debt discounts																																					$ 328,638
Convertible Note Agreement [Member] | Accredited Investor [Member]
Debt principal balance						$ 500,000	$ 500,000
Proceeds from convertible promissory note						$ 500,000	$ 500,000
Debt, maturity date						Nov. 07, 2020	Oct. 14, 2020
Debt instrument interest rate						10.00%	10.00%
Payments of principal and interest						$ 200,000	$ 300,000
Debt instrument, description						During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest will accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments are due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note will be immediately due and payable.	During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments are due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note will be immediately due and payable.
Debt converted conversion percentage							18.00%